Summary of Significant Accounting Policies - Intangible assets, net, Impairment of long lived assets and intangible assets with indefinite lives and Employee benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income Extensible Enumeration not Disclosed Flag	true	true	true
Impairment of indefinite lived intangible assets	¥ 0	¥ 0	¥ 0
Employee benefits
Employee benefit expenses	2,508,000,000	1,682,610,000	1,092,499,000
Shares issued, value, share-based payment arrangement, forfeited	¥ 0	¥ 0	¥ 0
Software and Patents | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	2 years
Software and Patents | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	10 years